                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Curtis
Title: Chief Financial Officer
Phone: 617-897-5800

Signature, Place, and Date of Signing:


/s/ Charles Curtis               Boston, Massachusetts   February 9, 2009
------------------------------   ---------------------   ----------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        105
Form 13F Information Table Value Total: $1,096,786
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/08

      (ITEM 1)        ITEM 2)  (ITEM 3)  (ITEM 4)   (ITEM 5)  (ITEM 6)  (ITEM 7)           (ITEM 8)
                                                                                       VOTING AUTHORITY
                                                                                            (SHARES)
        NAME           TITLE               FAIR    SHARES OR                     ---------------------------
         OF              OF     CUSIP     MARKET   PRINCIPAL INVESTMENT  OTHER      SOLE     SHARED    NONE
       ISSUER          CLASS    NUMBER     VALUE     AMOUNT  DISCRETION MANAGERS    (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------
A T & T INC (NEW)     COMMON  00206R102 41,011,500 1,439,000    SOLE             1,083,600   220,000 135,400
ABBOTT LABS           COMMON  002824100 44,350,470   831,000    SOLE               619,200   132,500  79,300
ACME PACKET INC COM   COMMON  004764106    999,400   190,000    SOLE               185,000         0   5,000
ALCOA INC             COMMON  013817101  1,114,740    99,000    SOLE                94,000         0   5,000
AMERICAN EXPRESS      COMMON  025816109    463,750    25,000    SOLE                20,000         0   5,000
ANADARKO PETE CORP    COMMON  032511107 22,917,975   594,500    SOLE               484,000    60,000  50,500
ARCHER DANIELS MIDLAN COMMON  039483102 44,796,054 1,553,800    SOLE             1,176,800   240,000 137,000
BANK OF AMERICA       COMMON  060505104  6,859,776   487,200    SOLE               405,700    30,000  51,500
BARCLAYS PLC ADR      COMMON  06738E204  2,009,000   205,000    SOLE               105,000   100,000       0
BARRICK GOLD CORP COM COMMON  067901108 64,909,529 1,765,285    SOLE             1,353,285   262,500 149,500
BERKSHIRE HATHAWAY IN COMMON  084670207  3,888,940     1,210    SOLE                 1,010         0     200
BIOGEN IDEC INC COM   COMMON  09062X103 12,788,655   268,500    SOLE               156,000   107,500   5,000
BJ SERVICES CO.       COMMON  055482103    991,950    85,000    SOLE                55,000    25,000   5,000
BOEING CO             COMMON  097023105    426,700    10,000    SOLE                10,000         0       0
BP P L C ADR SPONSORE COMMON  055622104  4,837,590   103,500    SOLE                88,500         0  15,000
BUNGE LIMITED         COMMON  G16962105  1,449,560    28,000    SOLE                19,500         0   8,500
CATERPILLAR INC       COMMON  149123101    223,350     5,000    SOLE                 5,000         0       0
CENTRAL FD CDA LTD    COMMON  153501101    112,200    10,000    SOLE                10,000         0       0
CHESAPEAKE ENERGY COR COMMON  165167107 10,592,967   655,100    SOLE               507,400    85,000  62,700
CHEVRONTEXACO CORPORA COMMON  166764100 10,454,920   141,340    SOLE               116,640         0  24,700
CHUBB CORP            COMMON  171232101    331,500     6,500    SOLE                 6,500         0       0
CIENA CORP COM NEW    COMMON  171779309     67,000    10,000    SOLE                     0         0  10,000
CISCO SYS INC         COMMON  17275R102 16,793,890 1,030,300    SOLE               757,300   187,500  85,500
CITIGROUP INC.        COMMON  172967101 10,727,948 1,598,800    SOLE             1,273,800   162,500 162,500
COCA COLA             COMMON  191216100  4,757,877   105,100    SOLE                82,600         0  22,500
COMCAST CORP NEW COM  COMMON  20030N101 55,433,920 3,284,000    SOLE             2,460,500   537,500 286,000
CONAGRA INC           COMMON  205887102 26,974,200 1,634,800    SOLE             1,176,300   347,500 111,000
CONOCOPHILLIPS COM    COMMON  20825C104    565,138    10,910    SOLE                10,910         0       0
CORNING INC           COMMON  219350105 13,403,945 1,406,500    SOLE             1,069,500   250,000  87,000
CVS/CAREMARK CORP     COMMON  126650100  4,540,920   158,000    SOLE               123,000    25,000  10,000
DEVON ENERGY CORP NEW COMMON  25179M103    459,970     7,000    SOLE                 4,500         0   2,500
DISNEY WALT PRODTNS   COMMON  254687106    340,350    15,000    SOLE                15,000         0       0
DOW CHEMICAL          COMMON  260543103  2,074,875   137,500    SOLE               112,500    15,000  10,000

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/08

      (ITEM 1)        ITEM 2)  (ITEM 3)  (ITEM 4)   (ITEM 5)  (ITEM 6)  (ITEM 7)           (ITEM 8)
                                                                                       VOTING AUTHORITY
                                                                                            (SHARES)
        NAME           TITLE               FAIR    SHARES OR                     ---------------------------
         OF              OF     CUSIP     MARKET   PRINCIPAL INVESTMENT  OTHER      SOLE     SHARED    NONE
       ISSUER          CLASS    NUMBER     VALUE     AMOUNT  DISCRETION MANAGERS    (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------
DU PONT               COMMON  263534109  3,997,400   158,000    SOLE               139,500         0  18,500
E M C CORP MASS       COMMON  268648102 14,223,495 1,358,500    SOLE             1,153,500    42,500 162,500
EASTMAN KODAK         COMMON  277461109  5,587,736   849,200    SOLE               681,700   100,000  67,500
ENCANA CORP COM       COMMON  292505104 10,411,520   224,000    SOLE               194,500         0  29,500
EQUITABLE RES INC COM COMMON  294549100  6,793,875   202,500    SOLE               176,500         0  26,000
EXXON CORPORATION     COMMON  30231G102  2,356,981    29,525    SOLE                29,025         0     500
FRONTIER COMMUNICATIO COMMON  35906A108  8,040,800   920,000    SOLE               749,000    65,000 106,000
GENERAL ELECTRIC      COMMON  369604103 26,056,080 1,608,400    SOLE             1,355,400    50,000 203,000
GOLDCORP INC NEW COM  COMMON  380956409 10,896,768   345,600    SOLE               227,100   105,000  13,500
GOLDEN STAR RES LTD C COMMON  38119T104     30,000    30,000    SOLE                30,000         0       0
GOOGLE INC CL A       COMMON  38259P508    922,950     3,000    SOLE                 2,500         0     500
HALLIBURTON CO        COMMON  406216101  5,044,950   277,500    SOLE               202,700         0  74,800
HONEYWELL INTERNATION COMMON  438516106    246,225     7,500    SOLE                 5,000         0   2,500
HUMANA INC            COMMON  444859102  8,854,000   237,500    SOLE               140,000    72,500  25,000
INTEL CORP            COMMON  458140100  2,445,288   166,800    SOLE               141,800         0  25,000
INTERNATIONAL BUSINES COMMON  459200101  2,230,240    26,500    SOLE                24,000         0   2,500
J.P. MORGAN CHASE & C COMMON  46625H100  3,925,485   124,500    SOLE                97,500    17,500   9,500
JOHNSON & JOHNSON     COMMON  478160104  1,944,475    32,500    SOLE                27,500         0   5,000
KROGER CO             COMMON  501044101  1,650,625    62,500    SOLE                42,500         0  20,000
LIHIR GOLD LTD SPONSO COMMON  532349107    548,250    25,000    SOLE                25,000         0       0
LILLY ELI & CO        COMMON  532457108 23,272,033   577,900    SOLE               444,800    69,000  64,100
MANULIFE FINL CORP CO COMMON  56501R106 11,517,389   676,300    SOLE               459,300   165,000  52,000
MARATHON OIL CORP     COMMON  565849106  1,258,560    46,000    SOLE                25,500    20,000     500
MARSH & MCLENNAN COS  COMMON  571748102 23,918,085   985,500    SOLE               808,800    95,000  81,700
MASSEY ENERGY CORP CO COMMON  576206106  3,792,250   275,000    SOLE               150,000   125,000       0
MCKESSON HBOC INC COM COMMON  58155Q103 23,702,760   612,000    SOLE               441,900   125,000  45,100
MEDTRONIC INC COM     COMMON  585055106  1,099,700    35,000    SOLE                30,000         0   5,000
MERCK & CO            COMMON  589331107  7,828,000   257,500    SOLE               179,800    25,000  52,700
MICROSOFT CORP        COMMON  594918104 47,243,127 2,430,202    SOLE             1,815,900   400,000 214,302
MITSUBISHI UFJ FINANC COMMON  606822104 16,518,960 2,660,058    SOLE             2,003,058   425,000 232,000
MORGAN STANLEY COM NE COMMON  617446448  1,002,500    62,500    SOLE                37,500         0  25,000
MOSAIC COMPANY        COMMON  61945A107 20,500,500   592,500    SOLE               408,500   150,000  34,000
MYLAN INC DTD 03/07/0 CONVERT 628530AG2  2,572,500 3,500,000    SOLE             2,500,000 1,000,000       0
MYLAN LABS INC        COMMON  628530107 16,633,338 1,681,834    SOLE             1,338,634   192,500 150,700

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/08

      (ITEM 1)        ITEM 2)  (ITEM 3)  (ITEM 4)   (ITEM 5)  (ITEM 6)  (ITEM 7)           (ITEM 8)
                                                                                       VOTING AUTHORITY
                                                                                            (SHARES)
        NAME           TITLE               FAIR    SHARES OR                     ---------------------------
         OF              OF     CUSIP     MARKET   PRINCIPAL INVESTMENT  OTHER      SOLE     SHARED    NONE
       ISSUER          CLASS    NUMBER     VALUE     AMOUNT  DISCRETION MANAGERS    (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------
NEWMONT MNG CORP      COMMON  651639106 18,945,972   465,503    SOLE               379,003    42,500  44,000
NEWS CORP CL A        COMMON  65248E104 14,583,905 1,604,390    SOLE             1,306,390   125,000 173,000
OLIN CORP             COMMON  680665205    316,400    17,500    SOLE                17,500         0       0
OMNICARE INC COM      COMMON  681904108 13,852,240   499,000    SOLE               412,500    47,000  39,500
ORACLE SYS CORP       COMMON  68389X105  1,329,750    75,000    SOLE                67,500         0   7,500
PEPSICO INC           COMMON  713448108  1,062,538    19,400    SOLE                19,400         0       0
PETROLEO BRASILEIRO S COMMON  71654V408  1,714,300    70,000    SOLE                55,000         0  15,000
PFIZER INC            COMMON  717081103 93,552,437 5,282,464    SOLE             3,856,500   932,500 493,464
PRIDE INTL INC COM    COMMON  74153Q102    239,700    15,000    SOLE                15,000         0       0
PROCTER & GAMBLE CO C COMMON  742718109    309,100     5,000    SOLE                 5,000         0       0
QWEST COMM INTL       COMMON  749121109  3,867,500 1,062,500    SOLE               700,000   262,500 100,000
ROWAN COS INC         COMMON  779382100  1,113,000    70,000    SOLE                57,000         0  13,000
ROYAL DUTCH SHELL PLC COMMON  780259206  1,032,330    19,500    SOLE                17,000         0   2,500
SCHLUMBERGER          COMMON  806857108  7,915,710   187,000    SOLE               121,500    50,000  15,500
SPDR GOLD TR LG-TM JA OPTION  78463V5AD    332,000       200    SOLE                   200         0       0
SPRINT CORP           COMMON  852061100    251,625   137,500    SOLE               137,500         0       0
SUNCOR ENERGY INC COM COMMON  867229106    975,000    50,000    SOLE                40,000         0  10,000
SUNOCO INC COM        COMMON  86764P109  1,521,100    35,000    SOLE                23,500         0  11,500
TALISMAN ENERGY INC C COMMON  87425E103 53,721,225 5,377,500    SOLE             3,936,000 1,035,000 406,500
TEXAS INSTRUMENTS INC COMMON  882508104  2,413,360   155,500    SOLE               100,500    50,000   5,000
TIME WARNER INC       COMMON  887317105 17,906,800 1,780,000    SOLE             1,372,000   205,000 203,000
TOTAL FINA SA SPONSOR COMMON  89151E109  3,179,750    57,500    SOLE                49,000         0   8,500
TRANSOCEAN LTD ZUG NA COMMON  H8817H100  1,275,750    27,000    SOLE                19,000         0   8,000
TRAVELERS COMPANIES I COMMON  89417E109 33,561,000   742,500    SOLE               562,800   115,000  64,700
UNITEDHEALTH GROUP IN COMMON  91324P102 16,319,100   613,500    SOLE               428,000   120,000  65,500
UNUM GROUP COM        COMMON  91529Y106 16,777,200   902,000    SOLE               699,500   130,000  72,500
VALERO ENERGY         COMMON  91913Y100 13,568,280   627,000    SOLE               481,500   100,000  45,500
VERIZON COMMUNICATION COMMON  92343V104  2,627,250    77,500    SOLE                55,000         0  22,500
VIACOM INC NEW CL B   COMMON  92553P201  3,097,250   162,500    SOLE               142,500         0  20,000
VICOR CORP            COMMON  925815102    380,075    57,500    SOLE                50,000         0   7,500
VODAFONE GROUP INC    COMMON  92857W209  3,679,200   180,000    SOLE               120,000    60,000       0
WAL MART STORES INC   COMMON  931142103 11,058,171   197,256    SOLE               146,256    32,500  18,500
WALGREEN CO           COMMON  931422109  1,418,525    57,500    SOLE                47,500         0  10,000
WELLPOINT INC COM     COMMON  94973V107  1,348,160    32,000    SOLE                28,500         0   3,500

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/08

      (ITEM 1)        ITEM 2)  (ITEM 3)  (ITEM 4)   (ITEM 5)  (ITEM 6)  (ITEM 7)           (ITEM 8)
                                                                                       VOTING AUTHORITY
                                                                                            (SHARES)
        NAME           TITLE               FAIR    SHARES OR                     ---------------------------
         OF              OF     CUSIP     MARKET   PRINCIPAL INVESTMENT  OTHER      SOLE     SHARED    NONE
       ISSUER          CLASS    NUMBER     VALUE     AMOUNT  DISCRETION MANAGERS    (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------
WELLS FARGO           COMMON  949746101  2,432,100    82,500    SOLE                72,500    10,000       0
WILLIAMS CO           COMMON  969457100 10,251,840   708,000    SOLE               493,000   182,500  32,500
WILLIS GROUP HOLDINGS COMMON  G96655108    348,320    14,000    SOLE                 9,000         0   5,000
WYETH COM             COMMON  983024100  9,771,355   260,500    SOLE               189,500    55,000  16,000